Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2021	$ 279
2022	417
2023	458
2024	458
Total lease payments	1,612
Less: imputed interest	147
Present value of lease liabilities	$ 1,465